Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable - Trade	$ 569,999	$ 599,306
Accrued Expenses	123,613	232,827
Deferred Compensation		59,750
Accounts Payable - Other (Note 3)	1,510,290
Trade and Other Payables, Total	$ 2,203,902	$ 891,883